Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other payables and accrued expenses
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. Other payables and accrued expenses
Other payable and accrued expenses consist of the following:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Other tax payables	12,797	32,006
Other payable to suppliers	4,208	17,365
Accrued marketing expense -loyalty points	3,175	7,414
Professional fees	5,623	7,068
Advances from the insured	3,047	3,211
Interest payable	206	655
Deposits	312	625
Government housing benefit	800	—
Others	985	2,911

	31,153	71,255